Equity (Details) R$ / shares in Units, R$ in Thousands	Dec. 31, 2023 BRL (R$) R$ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 BRL (R$) R$ / shares shares	Dec. 31, 2021 BRL (R$)
Net equity
Number of ordinary nominative shares	134,412,014		133,814,311
Par value | R$ / shares	R$ 0.00027		R$ 0.00027
Share capital | R$	R$ 37		R$ 37
Retained earnings reserve | R$	R$ 354,240		R$ 221,667	R$ 125,957
Class A common shares
Net equity
Number of ordinary nominative shares	21,365,297		19,969,110
Par value | $ / shares		$ 0.00005
Class B common shares
Net equity
Number of ordinary nominative shares	113,046,717		113,845,201